Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		151 Months Ended	160 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Statements Of Operations [Abstract]
Revenue
Operating expenses:
Research and development, net of reimbursements	778,232	1,677,301	2,373,200	2,723,459	3,440,485	323,788	26,420,519	28,793,719
General and administrative	830,730	722,037	2,730,233	1,520,221	4,506,232	2,959,246	24,504,975	27,235,208
Depreciation and amortization expense		112		429	581	633	3,262,462	3,262,462
Loss on disposition of equipment			4,122				550,186	554,308
Total operating expenses	1,608,962	2,399,450	5,107,555	4,244,109	7,947,298	3,283,667	54,738,142	59,845,697
Loss from operations	(1,608,962)	(2,399,450)	(5,107,555)	(4,244,109)	(7,947,298)	(3,283,667)	(54,738,142)	(59,845,697)
Other income (expense):
Interest expense	(1,299)	(318,623)	(2,508)	(952,241)	1,099,327	175,094	1,964,707	(1,967,215)
Gain on extinguishment of liability							260,000	260,000
Change in fair value - derivative liabilities	189,348	(294,381)	216,112	(287,604)	(685,420)	(13,966)	(699,386)	915,498
Total other income (expense)	188,049	(613,004)	213,604	(1,239,845)	413,907	161,128	1,005,321	(791,717)
Net loss	$ (1,420,913)	$ (3,012,454)	$ (4,893,951)	$ (5,483,954)	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)	$ (60,637,414)
Net loss per common share - basic and diluted	$ (0.06)	$ (3.76)	$ (0.22)	$ (6.84)	$ (7.58)	$ (4.30)
Weighted average number of common shares outstanding - basic and diluted	23,601,895	801,799	22,401,711	801,799	1,103,521	801,799